UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    M.D. Sass Associates, Inc.
Address: 1185 Avenue of the Americas, 18th Floor
         New York, NY, 10036

Form 13 F File Number: 28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rosemary Mooney
Title: Vice President & Head of Operations
Phone: (212) 843-8956

Signature, Place, and Date of Signing:

___________________        _________________________            _______________
    [Signature]                  [City, State]                      [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-___________________        _________________________________________________
[Repeat as necessary.]

                                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0


Form 13F Information Table Entry Total:     16,141,276

Form 13F Information Table Value Total:     676,596
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                   FORM 13F INFORMATION TABLE

                               TITLE                   VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER           OF CLASS      CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED     NONE
-------------------------     --------    ---------   --------   --------  ---  ----  -------  --------  -------- ------     ----

AMERICAN EXPRESS CO         COMMON STOCK  025816109    21,548    572,025    SH         SOLE        1      534,675    0     37,350
AMERICAN EXPRESS CO         COMMON STOCK  025816109       196      5,200    SH                                  0    0      5,200
BAKER HUGHES INC            COMMON STOCK  057224107    32,093    367,450    SH         SOLE        1      343,100    0     24,350
BAKER HUGHES INC            COMMON STOCK  057224107       297      3,400    SH                                  0    0      3,400
BOEING CO                   COMMON STOCK  097023105    22,065    335,750    SH         SOLE        1      313,700    0     22,050
BOEING CO                   COMMON STOCK  097023105       204      3,100    SH                                  0    0      3,100
CA INC                      COMMON STOCK  12673P105         0         16    SH         SOLE                    16    0          0
CHICAGO BRIDGE
  & IRON CO N V             COMMON STOCK  167250109    27,796    698,050    SH         SOLE        1      652,050    0     46,000
CHICAGO BRIDGE
  & IRON CO N V             COMMON STOCK  167250109       267      6,700    SH                                  0    0      6,700
COPART INC                  COMMON STOCK  217204106         0          0    SH         SOLE                     0    0          0
CORNING INC                 COMMON STOCK  219350105    28,077  1,218,100    SH         SOLE        1    1,131,500    0     86,600
CORNING INC                 COMMON STOCK  219350105       267     11,600    SH                                  0    0     11,600
CVS CAREMARK
  CORPORATION               COMMON STOCK  126650100    19,906    503,050    SH         SOLE        1      469,950    0     33,100
CVS CAREMARK
  CORPORATION               COMMON STOCK  126650100       186      4,700    SH                                  0    0      4,700
DISNEY WALT CO              COMMON STOCK  254687106    26,754    857,500    SH         SOLE        1      802,200    0     55,300
DISNEY WALT CO              COMMON STOCK  254687106       228      7,300    SH                                  0    0      7,300
E M C CORP MASS             COMMON STOCK  268648102    17,123  1,165,600    SH         SOLE        1    1,088,800    0     76,800
E M C CORP MASS             COMMON STOCK  268648102       163     11,100    SH                                  0    0     11,100
EXXON MOBIL CORP            COMMON STOCK  30231G102        88      1,000    SH         SOLE                 1,000    0          0
GENERAL ELECTRIC CO         COMMON STOCK  369604103    13,065    489,525    SH         SOLE        1      457,625    0     31,900
GENERAL ELECTRIC CO         COMMON STOCK  369604103       123      4,600    SH                                  0    0      4,600
HALLIBURTON CO              COMMON STOCK  406216101    32,614    614,550    SH         SOLE        1      575,050    0     39,500
HALLIBURTON CO              COMMON STOCK  406216101       302      5,700    SH                                  0    0      5,700
HARLEY DAVIDSON INC         COMMON STOCK  412822108    24,557    677,250    SH         SOLE        1      633,050    0     44,200
HARLEY DAVIDSON INC         COMMON STOCK  412822108       232      6,400    SH                                  0    0      6,400
INTEL CORP                  COMMON STOCK  458140100    21,253    989,445    SH         SOLE        1      921,095    0     68,350
INTEL CORP                  COMMON STOCK  458140100       204      9,500    SH                                  0    0      9,500
JOHNSON & JOHNSON           COMMON STOCK  478160104    25,841    401,636    SH         SOLE        1      375,206    0     26,430
JOHNSON & JOHNSON           COMMON STOCK  478160104       238      3,700    SH                                  0    0      3,700
MEDTRONIC INC               COMMON STOCK  585055106    25,725    497,100    SH         SOLE        1      464,500    0     32,600
MEDTRONIC INC               COMMON STOCK  585055106       238      4,600    SH                                  0    0      4,600
METLIFE INC                 COMMON STOCK  59156R108    28,195    534,300    SH         SOLE        1      499,250    0     35,050
METLIFE INC                 COMMON STOCK  59156R108       259      4,900    SH                                  0    0      4,900
MICROSOFT CORP              COMMON STOCK  594918104    25,015    909,300    SH         SOLE        1      850,400    0     58,900
MICROSOFT CORP              COMMON STOCK  594918104       228      8,300    SH                                  0    0      8,300
NATIONAL OILWELL VARCO INC  COMMON STOCK  637071101    16,395    184,800    SH         SOLE        1      172,800    0     12,000
NATIONAL OILWELL VARCO INC  COMMON STOCK  637071101       151      1,700    SH                                  0    0      1,700
POLO RALPH LAUREN CORP      COMMON STOCK  731572103    20,250    322,550    SH         SOLE        1      301,450    0     21,100
POLO RALPH LAUREN CORP      COMMON STOCK  731572103       188      3,000    SH                                  0    0      3,000
PRECISION CASTPARTS CORP    COMMON STOCK  740189105    22,127    229,600    SH         SOLE        1      214,500    0     15,100
PRECISION CASTPARTS CORP    COMMON STOCK  740189105       212      2,200    SH                                  0    0      2,200
PSYCHIATRIC SOLUTIONS INC   COMMON STOCK  74439H108    20,118    531,650    SH         SOLE        1      496,750    0     34,900
PSYCHIATRIC SOLUTIONS INC   COMMON STOCK  74439H108       185      4,900    SH                                  0    0      4,900
QUALCOMM INC                COMMON STOCK  747525103    21,258    479,100    SH         SOLE        1      448,900    0     30,200
QUALCOMM INC                COMMON STOCK  747525103       195      4,400    SH                                  0    0      4,400
QUEST DIAGNOSTICS INC       COMMON STOCK  74834L100    24,727    510,150    SH         SOLE        1      476,200    0     33,950
QUEST DIAGNOSTICS INC       COMMON STOCK  74834L100       208      4,300    SH                                  0    0      4,300
ROCKWELL AUTOMATION INC     COMMON STOCK  773903109    19,425    444,200    SH         SOLE        1      414,400    0     29,800
ROCKWELL AUTOMATION INC     COMMON STOCK  773903109       181      4,150    SH                                  0    0      4,150
SAFEWAY INC                 COMMON STOCK  786514208    19,769    692,450    SH         SOLE        1      646,650    0     45,800
SAFEWAY INC                 COMMON STOCK  786514208       188      6,600    SH                                  0    0      6,600
SCHLUMBERGER LTD            COMMON STOCK  806857108    28,665    266,825    SH         SOLE        1      250,225    0     16,600
SCHLUMBERGER LTD            COMMON STOCK  806857108       258      2,400    SH                                  0    0      2,400
TRANSOCEAN INC              COMMON STOCK  G90073100    32,183    211,186    SH         SOLE        1      197,000    0     14,186
TRANSOCEAN INC              COMMON STOCK  G90073100       308      2,018    SH                                  0    0      2,018
WEATHERFORD
  INTERNATIONAL LTD         COMMON STOCK  G95089101    34,212    689,900    SH         SOLE        1      644,200    0     45,700
WEATHERFORD
  INTERNATIONAL LTD         COMMON STOCK  G95089101       317      6,400    SH                                  0    0      6,400
ZEBRA TECHNOLOGIES CORP     COMMON STOCK  989207105    19,556    599,150    SH         SOLE        1      554,750    0     44,400
ZEBRA TECHNOLOGIES CORP     COMMON STOCK  989207105       170      5,200    SH                                  0    0      5,200

TOTAL VALUE (X$1000):               676,596
TOTAL SHARES PRN/AMT:            16,141,276

TOTAL SOLE SHARES/PRN AMT:       14,930,992
TOTAL SHARED SHARES/PRN AMT:              0
TOTAL NONE SHARES/PRN AMT:        1,210,284
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